CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions		Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 330,503	$ 46,676	¥ 189,976
Short-term investments		28,478	4,022	3,262
Restricted cash and escrow receivables		15,479	2,186	8,518
Investment securities		4,234	598	9,927
Prepayments, receivables and other assets		84,229	11,895	58,590
Total current assets		462,923	65,377	270,273
Investment securities		161,329	22,784	157,090
Prepayments, receivables and other assets		57,985	8,189	28,018
Investments in equity investees		189,632	26,782	84,454
Property and equipment, net		103,387	14,601	92,030
Intangible assets, net		60,947	8,607	68,276
Goodwill		276,782	39,089	264,935
Total assets		1,312,985	185,429	965,076
Current liabilities:
Current bank borrowings		5,154	728	7,356
Current unsecured senior notes				15,110
Income tax payable		20,190	2,851	17,685
Escrow money payable		3,014	426	8,250
Accrued expenses, accounts payable and other liabilities		161,536	22,813	117,711
Merchant deposits		13,640	1,926	10,762
Deferred revenue and customer advances		38,338	5,415	30,795
Total current liabilities		241,872	34,159	207,669
Deferred revenue		2,025	286	1,467
Deferred tax liabilities		43,898	6,200	22,517
Non-current bank borrowings		39,660	5,601	35,427
Non-current unsecured senior notes		80,616	11,385	76,407
Other liabilities		25,263	3,567	6,187
Total liabilities		433,334	61,198	349,674
Commitments and contingencies
Mezzanine equity		9,103	1,286	6,819
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2019 and 2020; 20,696,476,576 and 21,491,994,944 shares issued and outstanding as of March 31, 2019 and 2020, respectively (Note)	[1]	1		1
Additional paid-in capital		343,707	48,541	231,783
Restructuring reserve				(97)
Subscription receivables		(51)	(7)	(49)
Statutory reserves		6,100	861	5,068
Accumulated other comprehensive loss
Cumulative translation adjustments		(387)	(55)	(2,592)
Unrealized gains (losses) on interest rate swaps and others		(256)	(36)	257
Retained earnings		406,287	57,379	257,886
Total shareholders' equity		755,401	106,683	492,257
Noncontrolling interests		115,147	16,262	116,326
Total equity		870,548	122,945	608,583
Total liabilities, mezzanine equity and equity		¥ 1,312,985	$ 185,429	¥ 965,076

[1]	Note: Par value per share and the number of shares as of March 31, 2019 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).